MANAGED PORTFOLIO SERIES

Advantus Short Duration Bond Fund

(the “Fund”)

Supplement dated December 16, 2014 to the

Prospectus, Summary Prospectus and Statement of Additional Information for the Fund
dated December 16, 2014

Please be advised that the Investor Class Shares of the Fund are not yet available for purchase.

Thank you for your investment. If you have any questions, please call the Fund toll-free at 855-824-1355.

This supplement should be retained with your Prospectus, Summary Prospectus and
Statement of Additional Information for future reference.